Derivative Instruments and Hedging Activities - Summary of Cross Currency Swaps (Details) NOK in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2017 NOK
Cross currency swaps
Derivative [Line Items]
Fair Value / Asset (Liability)	$ (69,547)
Cross currency swaps | NIBOR | 5.75% Margin
Derivative [Line Items]
Notional Amount	$ 38,002	NOK 224,970
Floating Rate Receivable Reference Margin	5.75%	5.75%
Fixed Rate Payable	8.84%	8.84%
Fair Value / Asset (Liability)	$ (10,731)
Remaining Term (years)	1 year 2 months 12 days
Cross currency swaps | NIBOR | 5.75% Margin
Derivative [Line Items]
Notional Amount	$ 50,794	NOK 283,100
Floating Rate Receivable Reference Margin	5.75%	5.75%
Fixed Rate Payable	7.58%	7.58%
Fair Value / Asset (Liability)	$ (16,402)
Remaining Term (years)	1 year 3 months 18 days
Cross currency swaps | NIBOR | 4.25% Margin
Derivative [Line Items]
Notional Amount	$ 162,200	NOK 1,000,000
Floating Rate Receivable Reference Margin	4.25%	4.25%
Fixed Rate Payable	7.45%	7.45%
Fair Value / Asset (Liability)	$ (42,414)
Remaining Term (years)	1 year 3 months 18 days
Foreign currency contracts | NIBOR | 5.75% Margin
Derivative [Line Items]
Notional Amount	$ 700	NOK 3,900
Debt instrument, premium, percent	3.00%	3.00%
Foreign currency contracts | NIBOR | 5.75% Margin
Derivative [Line Items]
Notional Amount	$ 1,200	NOK 6,800
Debt instrument, premium, percent	3.00%	3.00%